16. EVENT AFTER THE REPORTING PERIOD	12 Months Ended
Sep. 30, 2023
Notes
16. EVENT AFTER THE REPORTING PERIOD

16. EVENT AFTER THE REPORTING PERIOD

The Company completed a non-brokered private placement in two tranches closing October 19, 2023 and December 28, 2023 by issuing 2,700,000 non-flow-through units (“Unit”) at a price of $0.20 per Unit for gross proceeds of $540,000 and 2,300,000 flow-through shares (“FT Share”) at a price of $0.20 per FT Share for gross proceeds of $460,000. Each Unit consists of one common share and one-half of one common share purchase warrant. Each warrant entitles the holder to purchase one additional common share for a 36-month period at a price of $0.30. In connection with the financing, the Company paid $24,640 in cash finder’s fees and issued 123,200 finder’s warrants, each of which is exercisable into one common share at a price of $0.20 for a period of 36 months.